Equity and Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2018
Partners' Capital Notes [Abstract]
Partnership Interests Table
The following table summarizes WES’s units issued during the years ended December 31, 2018 and 2017:

	WES Common Units	WES Class C Units	WES Series A Preferred Units	WES General Partner Units	Total
Balance at December 31, 2016	130,671,970	12,358,123	21,922,831	2,583,068	167,535,992
PIK Class C units	—	885,760	—	—	885,760
Conversion of Series A Preferred units	21,922,831	—	(21,922,831)	—	—
Long-Term Incentive Plan award vestings	7,304	—	—	—	7,304
Balance at December 31, 2017	152,602,105	13,243,883	—	2,583,068	168,429,056
PIK Class C units	—	1,128,782	—	—	1,128,782
Long-Term Incentive Plan award vestings	7,180	—	—	—	7,180
Balance at December 31, 2018	152,609,285	14,372,665	—	2,583,068	169,565,018